RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of transactions between related parties [line items]
Salaries	$ 1,093	$ 923
Directors' fees	338	327
Share-based payments	599	817
Key Management Compensation	2,463	2,197
Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	$ 433	$ 130